Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 117,776	$ 99,557
Accumulated depreciation	(58,554)	(48,652)
Property, plant and equipment, net	59,222	50,905
Computer and peripheral equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	12,648	10,706
Office furniture and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	7,012	6,200
Equipment on lease [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	14,622
Machinery and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	37,651	37,614
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	25,715	24,946
Building and land [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 20,128	$ 20,091